Employee Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Employee Benefits [Abstract]
Summary of Detailed Information of Employee Benefits

	For the years ended December 31,

	2025	2024

Salaries and short-term employee benefits	$1,217,608	$1,227,586

Post-employment benefits	10,175	8,784

Long-term incentive plan	6,539	509

Share options	906	857

	$1,235,228	$1,237,736